Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of total stock-based compensation expenses

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three and six months ended December 31, 2021 and 2020 (in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2021	2020	2021	2020
Research and development	$121	$199	$300	$394
General and administrative	792	303	1,587	599
	$913	$502	$1,887	$993

Summary of stock Option Pricing Model Assumption

For the six months ended December 31, 2021 and 2020, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six Months Ended December 31,
	2021	2020
Expected term (in years)	6.04	5.7
Expected volatility	65.80%	67.30%
Risk-free rate	1.28%	0.30%
Dividend yield	—%	—%

Summary of option activity

The following table summarizes the stock option granted to employees and non-employees for the six months ended December 31, 2021:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2021	4,265,958	4.73	8.2
Granted	326,000	11.90
Exercised	(100,724)	1.89
Forfeited	(118,333)	6.67
Outstanding at December 31, 2021	4,372,901	4.92	7.8
Exercisable at December 31, 2021	3,059,586	3.23	7.3
Vested and expected to vest at December, 2021	4,372,901	4.92	7.8